Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of the year	¥ 456,976		¥ 449,357
Foreign currency translation adjustments	6,820		7,619
Balance at the end of the year	¥ 463,796	$ 63,540	¥ 456,976